Condensed Consolidated Interim Statements of Earnings (Unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Revenue	$ 2,487	$ 2,130	$ 5,322	$ 4,669
Expenses
Energy supply costs	797	593	1,880	1,442
Operating expenses	659	611	1,328	1,261
Depreciation and amortization	417	369	824	741
Total expenses	1,873	1,573	4,032	3,444
Operating income	614	557	1,290	1,225
Other income, net (Note 9)	35	42	77	92
Finance charges	266	255	524	507
Earnings before income tax expense	383	344	843	810
Income tax expense	53	48	120	118
Net earnings	330	296	723	692
Net earnings attributable to:
Non-controlling interests	30	27	57	52
Preference equity shareholders	16	16	32	32
Net earnings attributable to common equity shareholders	284	253	634	608
Net earnings	$ 330	$ 296	$ 723	$ 692
Earnings per common share (Note 10)
Basic (CAD per share)	$ 0.59	$ 0.54	$ 1.33	$ 1.30
Diluted (CAD per share)	$ 0.59	$ 0.54	$ 1.33	$ 1.30